AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT
TO SHAREHOLDERS

June 30, 2024

AMERIPRISE CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDERS
June 30, 2024

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED BALANCE SHEET (UNAUDITED)

June 30, 2024
(in thousands, except share data)
Assets
Qualified Assets
Investments in unaffiliated issuers:
Cash and cash equivalents	$825,728
Available-for-Sale securities: Fixed maturities, at fair value	12,247,635
Commercial mortgage loans and syndicated loans, at cost	172,173
Certificate loans - secured by certificate reserves, at cost, which approximates fair value	22
Total investments	13,245,558
Receivables:
Dividends and interest	40,561
Receivables from brokers, dealers and clearing organizations	2,264
Other receivables	607
Total receivables	43,432
Derivative assets	18,916
Total qualified assets	13,307,906
Other Assets:
Deferred taxes, net	24,498
Due from related party	47
Total other assets	24,545
Total assets	$13,332,451

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED BALANCE SHEET (UNAUDITED) (continued)

June 30, 2024
(in thousands, except share data)
Liabilities and Shareholder's Equity
Liabilities
Certificate reserves
Installment certificates:
Reserves to mature	$10,651
Fully paid certificates:
Reserves to mature	12,486,883
Additional credits and accrued interest	28,147
Due to unlocated certificate holders	599
Total certificate reserves	12,526,280
Accounts payable and accrued liabilities:
Due to related party	6,807
Taxes payable to parent	20,824
Payables to brokers, dealers and clearing organizations	51,904
Total accounts payable and accrued liabilities	79,535
Derivative liabilities	13,969
Other liabilities	61,120
Total liabilities	12,680,904

Shareholder's Equity
Common shares ($10 par value, 150,000 shares authorized and issued)	1,500
Additional paid-in capital	612,167
Retained earnings:
Appropriated for pre-declared additional credits and interest	15
Appropriated for additional interest on advance payments	9,054
Unappropriated	98,127
Accumulated other comprehensive income (loss), net of tax	(69,316)
Total shareholder's equity	651,547
Total liabilities and shareholder's equity	$13,332,451

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)

Six Months Ended June 30, 2024
(in thousands)
Investment Income
Interest income:
Available-for-Sale securities	$364,261
Commercial mortgage loans and syndicated loans	5,133
Cash and cash equivalents	24,120
Certificate loans	1
Other	7
Total investment income	393,522

Investment Expenses
Ameriprise Financial, Inc. and affiliated company fees:
Distribution	9,753
Investment advisory and services	12,024
Transfer agent	4,476
Depository	48
Other	946
Total investment expenses	27,247
Net investment income before provision for certificate reserves and income taxes	366,275

Provision for Certificate Reserves
According to the terms of the certificates:
Provision for certificate reserves	214
Additional credits/interest authorized by ACC	297,375
Total provision for certificate reserves before reserve recoveries	297,589
Reserve recoveries from terminations prior to maturity	(971)
Net provision for certificate reserves	296,618

Net investment income before income taxes	69,657
Income tax expense	15,638
Net investment income, after-tax	54,019

Net realized gain (loss) on investments:
Securities of unaffiliated issuers before income taxes	(4,559)
Income tax expense (benefit)	(958)
Net realized gain (loss) on investments, after-tax	(3,601)
Net income	$50,418

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)

Six Months Ended June 30, 2024
(in thousands)
Net income	$50,418
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period	994
Reclassification of net (gains) losses on securities included in net income	2,777
Total other comprehensive income (loss), net of tax	3,771
Total comprehensive income (loss)	$54,189

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY (UNAUDITED)

Six Months Ended June 30, 2024
(in thousands)
Common Shares
Balance at beginning and end of period	$1,500

Additional Paid-In Capital
Balance at beginning and end of period	612,167

Retained Earnings
Appropriated for Pre-Declared Additional Credits and Interest
Balance at beginning of period	27,031
Transfer from appropriated to unappropriated, net	(17,977)
Balance at end of period	9,054

Appropriated for Additional Interest on Advance Payments
Balance at beginning and end of period	15

Unappropriated
Balance at beginning of period	121,732
Net income	50,418
Transfer from appropriated to unappropriated, net	17,977
Dividend to parent	(92,000)
Balance at end of period	98,127

Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at beginning of period	(73,087)
Other comprehensive income (loss), net of tax	3,771
Balance at end of period	(69,316)

Total Shareholder's Equity	$651,547

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)

Six Months Ended June 30, 2024
(in thousands)
Cash Flows from Operating Activities
Net income	$50,418
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of premiums, accretion of discounts, net	(83,683)
Deferred income tax expense (benefit)	(6,087)
Net realized (gain) loss on Available-for-Sale securities	(656)
Other net realized (gain) loss	137
Provision for credit losses	5,078
Changes in operating assets and liabilities:
Dividends and interest receivable	72,654
Certificate reserves, net	(1,013)
Taxes payable to/receivable from parent, net	24,069
Derivatives, net of collateral	872
Other liabilities	(3,466)
Other receivables	(78)
Other, net	(3,329)
Net cash provided by (used in) operating activities	54,916

Cash Flows from Investing Activities
Available-for-Sale securities:
Maturities, redemptions and calls	4,790,940
Purchases	(3,929,874)
Syndicated loans and commercial mortgage loans:
Sales, maturities and repayments	19,181
Purchases and fundings	(8,071)
Certificate loans, net	12
Net cash provided by (used in) investing activities	872,188

Cash Flows from Financing Activities
Payments from certificate holders and other additions	2,868,648
Certificate maturities and cash surrenders	(3,791,087)
Dividend to parent	(92,000)
Net cash provided by (used in) financing activities	(1,014,439)

Net increase (decrease) in cash and cash equivalents	(87,335)
Cash and cash equivalents at beginning of period	913,063
Cash and cash equivalents at end of period	$825,728

Supplemental disclosures:
Income taxes paid (received), net	$(2,471)
Interest paid	300,400

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CASH EQUIVALENTS
CERTIFICATE OF DEPOSITS
CANADIAN IMPERIAL BANK OF COMMERCE	7/1/2024	5.310%	$100,000	$100,000	$100,000
BNP PARIBAS SA	7/1/2024	5.300	100,000	100,000	100,000
ANZ GROUP HOLDINGS LTD	7/1/2024	5.320	100,000	100,000	100,000
TOTAL CERTIFICATE OF DEPOSITS				300,000	300,000

COMMERCIAL PAPER
PINNACLE WEST CAPITAL CORPORATION	7/1/2024	—	50,000	50,000	50,000
CENTERPOINT ENERGY INC	7/1/2024	—	85,000	85,000	85,000
CONSOLIDATED EDISON INC	7/2/2024	—	50,000	49,992	49,992
DNB BANK ASA	7/2/2024	—	100,000	99,986	99,986
ENTERPRISE PRODUCTS PARTNERS L.P.	7/1/2024	—	15,000	15,000	15,000
KINDER MORGAN INC	7/1/2024	—	5,400	5,400	5,400
PHILLIPS 66	7/1/2024	—	57,000	57,000	57,000
SEMPRA	7/3/2024	—	33,500	33,490	33,490
WALMART INC	7/1/2024	—	100,000	100,000	100,000
XCEL ENERGY INC	7/1/2024	—	8,900	8,900	8,900
TOTAL COMMERCIAL PAPER				504,768	504,768

TOTAL CASH EQUIVALENTS				804,768	804,768

EQUITY SECURITIES
FLINT GROUP PACKAGING INKS NORTH AMERICA HOLDINGS LLC			120	—	—
TOTAL EQUITY SECURITIES				—	—

FIXED MATURITIES
U.S. GOVERNMENT AND AGENCIES OBLIGATIONS
UNITED STATES TREASURY BILL	7/5/2024	—	115,000	114,933	114,933
UNITED STATES TREASURY BILL	12/26/2024	—	100,000	97,459	97,474
UNITED STATES TREASURY BILL	7/11/2024	—	115,000	114,834	114,832
UNITED STATES TREASURY BILL	8/8/2024	—	115,000	114,385	114,363
UNITED STATES TREASURY BILL	9/5/2024	—	115,000	113,915	113,901
UNITED STATES TREASURY BILL	10/3/2024	—	110,000	108,516	108,510
UNITED STATES TREASURY BILL	10/31/2024	—	100,000	98,234	98,246
UNITED STATES TREASURY BILL	11/29/2024	—	100,000	97,817	97,854
UNITED STATES TREASURY BILL	7/18/2024	—	115,000	114,721	114,716
UNITED STATES TREASURY BILL	7/25/2024	—	115,000	114,602	114,600
UNITED STATES TREASURY BILL	8/1/2024	—	115,000	114,507	114,481
UNITED STATES TREASURY BILL	8/15/2024	—	115,000	114,266	114,248
UNITED STATES TREASURY BILL	8/22/2024	—	115,000	114,144	114,133
UNITED STATES TREASURY BILL	8/29/2024	—	115,000	114,015	114,009

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

UNITED STATES TREASURY BILL	9/12/2024	—	110,000	108,851	108,834
UNITED STATES TREASURY BILL	9/19/2024	—	110,000	108,731	108,725
UNITED STATES TREASURY BILL	9/26/2024	—	110,000	108,626	108,613
UNITED STATES TREASURY BILL	10/10/2024	—	105,000	103,479	103,473
UNITED STATES TREASURY BILL	10/17/2024	—	100,000	98,440	98,440
UNITED STATES TREASURY BILL	10/24/2024	—	100,000	98,337	98,346
UNITED STATES TREASURY BILL	11/7/2024	—	100,000	98,141	98,152
UNITED STATES TREASURY BILL	11/14/2024	—	100,000	98,036	98,053
UNITED STATES TREASURY BILL	11/21/2024	—	100,000	97,937	97,962
UNITED STATES TREASURY BILL	12/5/2024	—	100,000	97,750	97,764
UNITED STATES TREASURY BILL	12/12/2024	—	100,000	97,645	97,672
UNITED STATES TREASURY BILL	12/19/2024	—	100,000	97,552	97,574
UNITED STATES TREASURY BOND	11/15/2028	5.250	200	205	207
UNITED STATES TREASURY BOND	8/15/2024	2.375	56	56	56
TOTAL U. S. GOVERNMENT AND AGENCIES OBLIGATIONS				2,760,134	2,760,171

STATE AND MUNICIPAL OBLIGATIONS
DALLAS FORT WORTH TEXAS INTL AIRPORT	11/1/2024	1.229	250	250	246
DALLAS FORT WORTH TEXAS INTL AIRPORT	11/1/2025	1.329	1,000	1,000	949
TOTAL STATE AND MUNICIPAL OBLIGATIONS				1,250	1,195

RESIDENTIAL MORTGAGE BACKED SECURITIES
AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES:
FREDDIE MAC G16485	5/1/2033	3.000	5,022	4,992	4,742
FREDDIE MAC 1N1474	5/1/2037	7.635	27	28	27
FREDDIE MAC 1H2520	6/1/2035	6.587	944	992	968
FREDDIE MAC 1Q1540	6/1/2040	6.312	1,674	1,779	1,716
FREDDIE MAC 1Q1515	11/1/2038	6.343	3,838	4,033	3,938
FREDDIE MAC 1Q1572	5/1/2038	6.306	2,840	2,982	2,905
FREDDIE MAC 1Q1548	8/1/2038	6.100	1,559	1,633	1,597
FREDDIE MAC 848922	4/1/2037	6.300	1,280	1,352	1,311
FREDDIE MAC 848416	2/1/2041	6.226	1,926	2,005	1,975
FREDDIE MAC 848530	9/1/2039	6.461	816	859	839
FREDDIE MAC 849281	8/1/2037	6.510	1,456	1,540	1,493
FREDDIE MAC J32518	8/1/2030	3.000	3,197	3,267	3,055
FREDDIE MAC SB0752	10/1/2037	4.500	10,971	10,753	10,787
FREDDIE MAC SB8155	5/1/2037	3.000	25,830	25,131	23,888
FREDDIE MAC SB8191	10/1/2037	4.500	29,581	28,967	28,939
FREDDIE MAC SB8197	12/1/2037	4.000	28,390	27,862	27,300
FREDDIE MAC FR SB8216	3/1/2038	4.500	8,108	8,010	7,939
FREDDIEMAC STRIP FHS_402	9/25/2053	6.435	31,537	31,534	31,629
FREDDIE MAC FR Q00885	9/1/2037	4.000	15,279	15,030	14,813

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FREDDIE MAC ARM 780845	9/1/2033	6.280	29	29	30
FREDDIE MAC ARM 780514	5/1/2033	6.898	49	50	50
FREDDIE MAC ARM 780903	9/1/2033	6.308	33	33	34
FREDDIE MAC 781884	8/1/2034	6.250	140	141	142
FREDDIE MAC F4-20328	2/15/2038	5.787	1,894	1,894	1,865
FREDDIE MAC F2-20350	9/15/2040	5.787	9,230	9,216	9,076
FANNIE MAE ARM 190726	3/1/2033	7.203	14	15	15
FANNIE MAE 12-133	4/25/2042	5.700	2,543	2,536	2,471
FANNIE MAE 13-2 KF	1/25/2037	5.630	2,766	2,760	2,700
FANNIE MAE FA-2013-1	2/25/2043	5.800	3,649	3,662	3,562
FANNIE MAE FA-2015-4	2/25/2045	5.789	1,643	1,643	1,596
FANNIE MAE AF-2015-22C	4/25/2045	5.789	4,910	4,891	4,776
FANNIE MAE AF-2015-42	6/25/2055	5.769	4,072	4,050	4,021
FANNIE MAE KF-2015-27	5/25/2045	5.750	3,862	3,852	3,810
FANNIE MAE DF-2015-38	6/25/2055	5.749	6,758	6,713	6,650
FANNIE MAE FA-2015-55	8/25/2055	5.789	2,916	2,904	2,904
FANNIE MAE_15-50	7/25/2045	5.789	7,245	7,235	7,141
FANNIE MAE_15-93	8/25/2045	5.800	1,683	1,679	1,655
FANNIE MAE FW-2015-84	11/25/2045	5.789	4,966	4,959	4,831
FANNIE MAE AF-2015-91	12/25/2045	5.809	4,757	4,735	4,796
FANNIE MAE 16-2	2/25/2056	5.919	1,514	1,511	1,545
FANNIE MAE_16-11	3/25/2046	5.989	3,132	3,134	3,097
FANNIE MAE AF-2016-11	3/25/2046	5.939	2,194	2,189	2,179
FANNIE MAE AF-2016-87	11/25/2046	5.839	3,000	2,997	2,962
FANNIE MAE WF-2016-68	10/25/2046	5.889	1,647	1,649	1,630
FANNIE MAE_17-8	2/25/2047	5.850	25,755	25,755	25,345
FANNIE MAE FT-2016-84	11/25/2046	5.950	5,499	5,550	5,425
FANNIE MAE AF-2016-88	12/25/2046	5.879	2,487	2,487	2,456
FANNIE MAE FL-2017-4	2/25/2047	5.889	3,491	3,491	3,459
FANNIE MAE DF-2017-16	3/25/2047	5.859	1,641	1,647	1,620
FANNIE MAE FC-2017-51	7/25/2047	5.800	13,819	13,860	13,467
FANNIE MAE FC-2018-73	10/25/2048	5.750	17,418	17,371	16,959
FANNIE MAE AF-2018-87	12/25/2048	5.739	8,926	8,885	8,793
FANNIE MAE_CF-2019-33	7/25/2049	5.920	10,174	10,193	9,966
FANNIE MAE F-2019-31	7/25/2049	5.900	17,006	16,997	16,658
FANNIE MAE FC-2019-76	12/25/2049	5.950	8,391	8,388	8,257
FANNIE MAE_FA-2020-47	7/25/2050	5.850	24,850	24,850	23,957
FANNIE MAE 22-33	9/25/2038	5.735	16,950	16,950	16,367
FREDDIE MAC FR SB8216	7/25/2052	5.735	14,516	14,491	14,162
FREDDIE MAC FR Q00885	7/25/2052	5.735	35,611	35,581	35,001
FANNIE MAE 22-43 FB	7/25/2052	5.935	32,496	32,546	31,743
FANNIE MAE_23-19	5/25/2053	5.985	53,189	53,190	52,480

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE 22-66	10/25/2052	5.885	20,838	20,859	19,991
FANNIE MAE 23-36	8/25/2053	6.185	23,692	23,692	23,552
FREDDIE MAC FD-203928	9/15/2041	5.868	10,894	10,968	10,763
FREDDIE MAC 4159 FD	1/15/2043	5.798	2,411	2,419	2,382
FREDDIE MAC 4248	5/15/2041	5.898	4,195	4,201	4,147
FREDDIE MAC FD-204301	7/15/2037	5.848	3,611	3,631	3,565
FREDDIE MAC GF-204367	3/15/2037	5.787	5,277	5,266	5,178
FREDDIE MAC 4363 2014 FA	9/15/2041	5.807	1,136	1,137	1,115
FREDDIE MAC 4448	5/15/2040	5.538	2,625	2,610	2,575
FREDDIE MAC LF-204475	4/15/2040	5.528	940	938	920
FREDDIE MAC FB-204495	11/15/2038	5.793	3,927	3,906	4,000
FREDDIE MAC WF-204491	8/15/2039	5.763	1,700	1,697	1,675
FREDDIE MAC FL-204523	8/15/2038	5.568	2,542	2,526	2,462
FREDDIE MAC FA-204547	9/15/2040	5.887	2,479	2,473	2,409
FREDDIE MAC KF-204560	7/15/2040	5.768	4,080	4,070	4,134
FREDDIE MAC AF-204559	3/15/2042	5.718	3,082	3,069	3,045
FREDDIE MAC_4595	10/15/2037	5.946	2,422	2,422	2,399
FREDDIE MAC AF-204615	10/15/2038	5.787	1,614	1,608	1,587
FANNIE MAE AF-204620	11/15/2042	5.658	2,613	2,605	2,577
FANNIE MAE FA-204624	12/15/2038	5.668	7,825	7,801	7,730
FANNIE MAE GF-204639	3/15/2036	5.887	7,299	7,275	7,211
FREDDIE MAC WF-204681	8/15/2033	5.568	9,746	9,733	9,809
FREDDIE MAC WF-204697	6/15/2038	5.787	6,410	6,405	6,425
FREDDIE MAC AF-204774	7/15/2042	5.518	2,928	2,923	2,962
FREDDIE MAC WF-204730	8/15/2038	5.568	13,628	13,557	13,436
FREDDIE MAC FA-204822	5/15/2035	5.698	21,974	21,972	21,595
FREDDIE MAC_JF-204981	6/25/2050	5.850	13,519	13,519	13,116
FREDDIE MAC 4981	6/25/2050	5.850	32,514	32,714	31,752
FANNIE MAE_YF-204979	6/25/2050	5.900	16,951	16,966	16,629
FREDDIE MAC_5080	3/25/2051	4.500	13,954	13,954	12,753
FREDDIE MAC 5258	8/25/2052	5.835	42,676	42,676	41,818
FREDDIE MAC_22-5278	11/25/2052	6.135	74,006	74,007	72,164
FREDDIE MAC FD-5359	11/25/2053	6.835	43,902	43,902	44,915
FREDDIE MAC FE-5351	10/25/2053	6.535	47,244	47,244	47,699
FREDDIE MAC FA-5362	12/25/2053	6.555	57,768	57,768	58,557
FREDDIE MAC FB-5368	12/25/2053	6.785	44,300	44,291	44,544
FREDDIE MAC FB-5369	1/25/2054	6.535	88,773	88,814	89,155
FREDDIE MAC FD-5369	1/25/2054	6.235	45,816	45,816	45,619
FANNIE MAE ARM 545786	6/1/2032	7.165	124	124	125
FANNIE MAE HYBRID ARM 566074	5/1/2031	7.209	127	126	128
FANNIE MAE 4915	6/1/2031	7.221	74	74	75
FANNIE MAE ARM 620293	1/1/2032	6.400	20	20	20

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE AL1037	1/1/2037	6.386	986	1,039	1,012
FANNIE MAE AL2269	10/1/2040	6.138	778	824	803
FANNIE MAE AL3935	9/1/2037	6.501	2,118	2,222	2,168
FANNIE MAE AL3961	2/1/2039	6.275	719	756	724
FANNIE MAE AL4110	3/1/2037	5.939	1,233	1,288	1,265
FANNIE MAE AL4100	9/1/2036	6.516	1,340	1,404	1,372
FANNIE MAE AL4114	2/1/2039	6.610	972	1,027	1,006
FANNIE MAE AO8746	8/1/2027	2.500	2,185	2,210	2,103
FANNIE MAE AS4507	2/1/2030	3.000	2,980	3,038	2,847
FANNIE MAE AS4878	4/1/2030	3.000	3,995	4,073	3,816
FANNIE MAE ARM 651629	8/1/2032	5.935	2	2	2
FANNIE MAE ARM 655646	8/1/2032	5.965	56	56	56
FANNIE MAE ARM 655798	8/1/2032	5.854	136	136	136
FANNIE MAE ARM 661349	9/1/2032	6.270	59	59	60
FANNIE MAE ARM 661744	10/1/2032	6.062	87	87	88
FANNIE MAE ARM 664750	10/1/2032	5.863	49	49	49
FANNIE MAE ARM 670731	11/1/2032	6.540	43	43	43
FANNIE MAE ARM 670779	11/1/2032	6.435	193	194	192
FANNIE MAE ARM 670890	12/1/2032	6.665	62	62	62
FANNIE MAE ARM 670912	12/1/2032	6.665	26	26	26
FANNIE MAE 06-36 GF	5/25/2036	5.750	1,903	1,910	1,877
FANNIE MAE 07-6	2/25/2037	5.900	3,543	3,548	3,490
FANNIE MAE 07-46 FB	5/25/2037	5.820	546	547	537
FREDDIE MAC 2A-AOT-76	10/25/2037	2.174	3,035	3,082	2,699
FANNIE MAE 09-101	12/25/2039	6.290	4,211	4,269	4,238
FANNIE MAE 09-107 FL	2/25/2038	6.008	1,140	1,145	1,129
FANNIE MAE FK-2010-123	11/25/2040	5.900	3,982	4,016	3,917
FANNIE MAE ARM 722779	9/1/2033	5.788	43	43	43
FANNIE MAE 725558	6/1/2034	7.335	26	26	26
FANNIE MAE 725719	7/1/2033	6.416	74	74	75
FANNIE MAE 725694	7/1/2034	6.237	55	54	54
FANNIE MAE ARM 733525	8/1/2033	5.749	194	189	198
FANNIE MAE 735034	10/1/2034	5.770	1,047	1,092	1,069
FANNIE MAE 735702	7/1/2035	7.229	671	687	688
FANNIE MAE ARM 739194	9/1/2033	5.807	122	122	124
FANNIE MAE ARM 743256	10/1/2033	5.859	48	47	48
FANNIE MAE ARM 743856	11/1/2033	6.225	26	26	26
FANNIE MAE ARM 758873	12/1/2033	5.909	40	40	41
FANNIE MAE 794787	10/1/2034	5.795	24	24	25
FANNIE MAE 799733	11/1/2034	5.791	88	89	88
FANNIE MAE 801917	10/1/2034	6.070	142	142	142
FANNIE MAE 801337	9/1/2034	7.147	602	629	609

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE 804561	9/1/2034	6.331	123	123	125
FANNIE MAE 807219	1/1/2035	6.158	251	252	253
FANNIE MAE 809532	2/1/2035	6.152	125	126	128
FANNIE MAE 834552	8/1/2035	6.115	60	60	62
FANNIE MAE BE5622	1/1/2032	2.500	8,860	8,906	8,259
FANNIE MAE BK0933	7/1/2033	3.500	3,087	3,116	2,948
FANNIE MAE BT1939	2/1/2037	2.000	7,954	7,895	6,997
FANNIE MAE CA1265	2/1/2033	3.000	6,993	6,961	6,599
FANNIE MAE CA2283	8/1/2033	3.500	3,324	3,319	3,175
FANNIE MAE FM9247	11/1/2036	2.000	6,278	6,423	5,516
FANNIE MAE FS2940	9/1/2037	4.500	11,429	11,171	11,184
FANNIE MAE 889485	6/1/2036	6.537	825	836	849
FANNIE MAE 922674	4/1/2036	6.632	281	286	289
FANNIE MAE 968438	1/1/2038	5.905	171	179	172
FANNIE MAE 995548	9/1/2035	7.040	456	464	466
FANNIE MAE 995123	8/1/2037	7.890	25	26	25
FANNIE MAE 995604	11/1/2035	6.131	942	986	967
FANNIE MAE 995614	8/1/2037	6.584	110	116	110
FANNIE MAE AB5230	5/1/2027	2.500	1,118	1,125	1,079
FANNIE MAE MA1144	8/1/2027	2.500	1,034	1,047	997
FANNIE MAE MA3391	6/1/2033	3.000	4,248	4,213	4,005
FANNIE MAE MA4697	8/1/2042	4.000	16,733	16,767	15,570
FANNIE MAE 4915	2/1/2038	5.000	7,640	7,643	7,582
FANNIE MAE AD0901	4/1/2040	6.151	685	726	705
FANNIE MAE AE0559	12/1/2034	6.051	1,006	1,047	1,030
FANNIE MAE AE0566	8/1/2035	6.251	787	820	810
GINNIE MAE II ARM 8638	6/20/2025	3.875	3	3	3
GINNIE MAE II 082573	7/20/2040	3.625	1,351	1,395	1,346
GINNIE MAE II 082581	7/20/2040	3.625	1,695	1,806	1,689
GINNIE MAE II 082602	8/20/2040	3.625	2,989	3,187	2,992
GINNIE MAE II 082431	12/20/2039	3.750	1,289	1,335	1,278
GINNIE MAE II 082464	1/20/2040	4.625	438	468	437
GINNIE MAE II 082497	3/20/2040	4.625	872	921	870
GINNIE MAE II 082710	1/20/2041	4.625	896	929	894
GINNIE MAE II 082794	4/20/2041	3.875	1,591	1,689	1,597
GINNIE MAE FC-2009-8	2/16/2039	6.343	5,023	5,142	5,070
GINNIE MAE FB-2013-151	2/20/2040	5.807	6,627	6,655	6,521
GINNIE MAE FA-2014-43	3/20/2044	5.857	5,651	5,656	5,555
GINNIE MAE AF-2014-94	11/20/2041	5.894	1,365	1,367	1,309
GINNIE MAE AF-2014-129	10/20/2041	5.744	1,849	1,846	1,775
GINNIE MAE AF-2015-18	2/20/2040	5.783	3,225	3,227	3,140
GINNIE MAE LF-2015-82	4/20/2041	5.744	2,016	2,016	1,949

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

GINNIE MAE FA-2016-115	8/20/2046	5.857	12,440	12,507	12,196
GINNIE MAE MF-2016-108	8/20/2046	5.744	477	474	462
GINNIE MAE FC-2018-67	5/20/2048	5.757	3,956	3,959	3,847
GINNIE MAE 18-66	5/20/2048	5.707	2,995	2,995	2,932
GINNIE MAE 18-168	12/20/2048	5.857	11,235	11,236	10,988
GINNIE MAE 19-143	11/20/2049	5.907	11,020	11,057	10,834
GINNIE MAE AF-2020-36	3/20/2050	5.907	23,384	23,417	22,870
GINNIE MAE 22-18	1/20/2052	5.534	21,072	21,036	19,980
GINNIE MAE 22-207	12/20/2052	5.854	45,842	45,842	45,027
GINNIE MAE 22-197	11/20/2052	6.034	29,059	29,059	28,910
GINNIE MAE_22-197	11/20/2052	6.034	62,648	62,547	62,450
GINNIE MAE 22-213	12/20/2052	5.854	49,814	49,814	49,149
GINNIE MAE 22-99	6/20/2052	5.884	36,366	36,409	35,007
GINNIE MAE 22-137	8/20/2052	5.784	21,717	21,705	20,997
GINNIE MAE_23-19	2/20/2053	5.984	81,534	81,534	80,522
GINNIE MAE_23-7	1/20/2053	5.934	67,702	67,725	66,951
GINNIE MAE_23-7	1/20/2053	5.934	45,588	45,617	45,167
GINNIE MAE_23-21	2/20/2053	5.984	11,612	11,612	11,468
GINNIE MAE_23-20	2/20/2053	5.834	34,166	34,116	33,685
GINNIE MAE_23-20	2/20/2053	5.834	94,185	94,172	92,762
GINNIE MAE_23-54	4/20/2053	5.934	40,283	40,283	39,911
GINNIE MAE_23-56	4/20/2053	5.934	29,629	29,629	29,377
GINNIE MAE 22-168	9/20/2052	5.834	66,135	66,136	63,611
GINNIE MAE_23-68	5/20/2053	5.884	86,300	86,321	85,488
GINNIE MAE_23-82	6/20/2053	6.084	32,084	32,084	31,957
GINNIE MAE_23-83	6/20/2053	6.234	85,865	84,479	85,180
GINNIE MAE_23-115	8/20/2053	6.234	28,992	28,992	28,963
GINNIE MAE_23-111	8/20/2053	6.134	35,657	35,670	35,487
GINNIE MAE_23-115	6/20/2053	6.334	62,727	62,728	62,610
GINNIE MAE_23-149	9/20/2063	6.384	39,009	39,009	39,365
GINNIE MAE_23-151	10/20/2053	6.384	52,188	52,188	52,671
GINNIE MAE_23-152	10/20/2053	6.584	42,022	42,022	42,543
GINNIE MAE_23-136	9/20/2053	6.334	45,146	45,146	45,116
GINNIE MAE_23-184	12/20/2053	5.834	49,167	48,392	48,354
TOTAL AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				2,753,819	2,718,364

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES:
A&D MTG TR ADMT_23-NQM4	9/25/2068	7.472	45,926	45,881	46,767
A&D MTG TR ADMT_24-NQM3	7/25/2069	6.451	50,000	49,998	50,107
APS RESECURITIZATION TRUST APS_16-3	11/27/2066	7.710	2,697	2,694	4,598
APS RESECURITIZATION TRUST APS_16-3	11/27/2046	7.710	3,271	3,267	5,179
A&D MTG TR ADMT_23-NQM3	7/25/2068	6.733	13,330	13,318	13,371

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

A&D MTG TR ADMT_23-NQM5	11/25/2068	7.049	38,157	38,140	38,644
ADJUSTABLE RATE MORTGAGE TRUST ARMT_04-2	2/25/2035	5.733	30	30	29
ANGEL OAK MORTGAGE TRUST AOMT_22-1	12/25/2066	2.881	24,531	24,525	22,288
ANGEL OAK MORTGAGE TRUST AOMT_20-5	5/25/2065	1.373	3,510	3,508	3,218
ANGEL OAK MORTGAGE TRUST AOMT_20-2	1/26/2065	2.531	1,413	1,425	1,302
ANGEL OAK MORTGAGE TRUST AOMT_20-3	4/25/2065	1.691	3,335	3,333	3,063
ANGEL OAK MORTGAGE TRUST AOMT_21-8	11/25/2066	1.820	9,654	9,652	8,274
ARROYO MORTGAGE TRUST ARRW_19-1	1/25/2049	3.805	4,110	4,104	3,842
ARROYO MORTGAGE TRUST ARRW_19-3	10/25/2048	2.962	2,974	2,971	2,712
BANK OF AMERICA MORTGAGE SECURITIES BOAMS_04-E	6/25/2034	6.378	552	549	520
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_20-RPL1	5/26/2059	2.500	7,891	7,954	7,548
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_22-NQM1	9/25/2061	3.626	16,727	16,709	15,828
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_24-NQM2	2/25/2064	6.285	28,761	28,758	28,869
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_24-NQM3	3/25/2064	6.191	47,305	47,302	47,435
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_24-NQM1	12/1/2063	5.943	30,359	30,341	30,264
BUNKER HILL LOAN DEPOSITARY TRUST BHLD_19-2	7/25/2049	2.879	4,271	4,267	4,074
BUNKER HILL LOAN DEPOSITARY TRUST BHLD_19-3	11/25/2059	3.724	1,425	1,423	1,390
CHNGE MORTGAGE TRUST CHNGE_23-1	3/25/2058	7.065	15,150	15,119	15,148
CREDIT SUISSE MORTGAGE TRUST CSMC_19-AFC1	7/25/2049	3.573	5,551	5,545	5,190
COLT MORTGAGE LOAN TRUST COLT_23-2	7/25/2068	6.596	21,637	21,617	21,820
COLT FUNDING LLC COLT_24-INV2	5/25/2069	6.421	14,822	14,822	14,978
CREDIT SUISSE MORTGAGE TRUST CSMC_17-FHA1	4/25/2047	3.250	8,338	8,397	7,373
CREDIT SUISSE MORTGAGE TRUST CSMC_17-RPL3	8/1/2057	4.000	14,417	14,815	13,258
CREDIT SUISSE MORTGAGE TRUST CSMC_19-NQM1	10/25/2059	3.656	698	697	678
COLT FUNDING LLC COLT_20-2R	10/26/2065	1.325	5,241	5,239	4,623
COLT FUNDING LLC COLT_21-6	12/25/2066	1.907	17,082	17,078	14,969
CSMC TRUST CSMC_21-NQM8	10/25/2066	1.841	22,289	22,285	19,355
CREDIT SUISSE MORTGAGE TRUST CSMC_22-ATH1	1/25/2067	2.870	12,788	12,783	11,872
COLT MORTGAGE LOAN TRUST COLT_24-2	4/25/2069	6.125	23,876	23,873	23,904
CREDIT SUISSE MORTGAGE TRUST CSMC_22-ATH2	5/25/2067	4.547	16,362	16,358	15,549
COUNTRYWIDE HOME LOANS CWHL_03-46	1/19/2034	5.547	657	670	613
CENTEX HOME EQUITY CXHE_03-A	12/25/2031	4.250	53	53	53
CHASE MORTGAGE FINANCE CORPORATION CHASE_07-A1	2/25/2037	6.181	595	590	575
CHNGE MORTGAGE TRUST CHNGE_23-2	6/25/2058	6.525	35,033	34,984	34,810
CHNGE MORTGAGE TRUST CHNGE_23-3	7/25/2058	7.100	18,214	18,187	18,266
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_15-RP2 CMLTI_15-PS1	9/25/2042	3.750	1,030	1,036	948
COLT MORTGAGE LOAN TRUST COLT_22-2	2/25/2067	2.994	11,687	11,685	10,644
COLT MORTGAGE LOAN TRUST COLT_22-1	12/27/2066	2.284	18,542	18,537	16,179
COLT MORTGAGE LOAN TRUST COLT_24-1	2/25/2069	5.835	13,429	13,416	13,401
COLT MORTGAGE LOAN TRUST COLT_24-3	6/25/2069	6.393	36,917	36,917	37,060
CS FIRST BOSTON MORTGAGE SECURITIES CORP. CSFB_04-AR3	4/25/2034	5.641	45	46	42
CROSS MORTGAGE TRUST CROSS_24-H2	4/25/2069	6.093	28,551	28,550	28,540

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CROSS MORTGAGE TRUST CROSS_23-H2	11/25/2068	7.135	44,997	44,942	45,513
CROSS MORTGAGE TRUST CROSS_24-H3	6/25/2069	6.272	19,786	19,785	19,867
CROSS MORTGAGE TRUST CROSS_24-H4	7/25/2069	6.147	18,300	18,300	18,304
CREDIT SUISSE MORTGAGE TRUST CSMC_17-RPL1	7/25/2057	2.750	5,176	5,168	4,934
DEEPHAVEN RESIDENTIAL MORTGAGE TRUST DRMT_22-1	1/25/2067	2.205	18,338	18,327	16,287
ELLINGTON FINANCIAL MORTGAGE TRUST EFMT_22-1	1/25/2067	2.206	19,350	19,345	16,365
ELLINGTON FINANCIAL MORTGAGE TRUST EFMT_19-2	11/25/2059	2.739	3,579	3,575	3,359
FIRST HORIZON ALTERNATIVE MORTGAGE SECURITIES FHAMS_04-AA4	10/25/2034	6.028	106	107	103
GCAT_19-NQM3	11/25/2059	3.686	2,882	2,879	2,754
GCAT_22-HX1	12/27/2066	2.885	14,868	14,863	13,431
GMAC MORTGAGE CORPORATION LOAN TRUST GMACM_04-AR2	8/19/2034	4.672	133	133	117
GMAC MORTGAGE CORPORATION LOAN TRUST GMACM_04-AR2	8/19/2034	4.021	100	100	90
GSR MORTGAGE LOAN TRUST GSR_05-AR1	1/25/2035	6.050	458	459	439
GS MORTGAGE SECURITIES TRUST GSMBS_18-RPL1	10/25/2057	3.750	4,191	4,159	4,023
GCAT GCAT_24-NQM2	6/25/2059	6.085	38,757	38,763	38,766
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-1	4/19/2034	6.104	88	89	83
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-4	6/19/2034	6.569	24	23	22
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-6	8/19/2034	5.317	62	61	58
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-7	11/19/2034	5.263	171	170	157
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-10	1/19/2035	5.496	88	89	81
HOMES_23-NQM2	2/25/2068	6.456	45,405	45,383	45,927
IMPERIAL FUND MORTGAGE TRUST IMPRL_21-NQM4	1/25/2057	2.091	23,645	23,640	20,045
IMPERIAL FUND MORTGAGE TRUST IMPRL_23-NQM1	2/25/2068	5.941	19,137	19,113	19,067
MFA TRUST MFRA_20-NQM3	1/26/2065	1.014	1,852	1,851	1,707
MFA TRUST MFRA_23-NQM4	12/25/2068	6.105	22,740	22,731	22,686
MFA TRUST MFRA_24-NQM1	3/25/2069	6.579	9,785	9,785	9,860
MELLO MORTGAGE CAPITAL ACCEPTANCE MELLO_21-INV3	10/25/2051	2.500	20,722	20,994	16,489
MERRILL LYNCH MORTGAGE INVESTORS TRUST MLMI_03-A5	8/25/2033	6.035	166	165	155
MERRILL LYNCH MORTGAGE INVESTORS TRUST MLCC_04-1	12/25/2034	5.308	70	70	65
MERRILL LYNCH MORTGAGE INVESTORS INC MLMI_05-A1	12/25/2034	5.822	90	90	87
MERRILL LYNCH MORTGAGE INVESTORS INC MLMI_05-A2	2/25/2035	5.446	336	336	317
METLIFE SECURITIZATION TRUST MST_17-1A	4/25/2055	3.000	4,494	4,511	4,201
METLIFE SECURITIZATION TRUST MST_18-1A	3/25/2057	3.750	4,908	4,908	4,616
MILL CITY MORTGAGE LOAN TRUST MCMLT_17-3	1/25/2061	2.750	1,679	1,677	1,649
MILL CITY MORTGAGE TRUST MCMLT_18-3	8/25/2058	3.482	1,958	1,976	1,891
MILL CITY MORTGAGE TRUST MCMLT_19-1	10/25/2069	3.250	3,350	3,365	3,209
MILL CITY MORTGAGE TRUST MCMLT_19-GS1	7/25/2059	2.750	4,210	4,213	4,019
MORGAN STANLEY MORTGAGE LOAN TRUST MSM_04-10AR	11/25/2034	5.264	188	189	173
MORGAN STANLEY MORTGAGE LOAN TRUST MSM_04-10AR	11/25/2034	6.042	41	42	38
NATIONSTAR MORTGAGE LOAN TRUST NSMLT_13-A	12/25/2052	3.750	473	480	433
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_24-NQM1	3/25/2064	6.129	18,530	18,528	18,544
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_19-NQM4	9/25/2059	2.492	1,215	1,214	1,117

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_17-3A	4/25/2057	4.000	6,879	7,045	6,462
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_14-3A	11/25/2054	3.750	1,135	1,152	1,047
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_16-1A	3/25/2056	3.750	3,229	3,314	3,003
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_16-2A	11/26/2035	3.750	2,221	2,261	2,071
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_16-3A	9/25/2056	3.750	6,249	6,420	5,803
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_17-1A	2/25/2057	4.000	5,233	5,331	4,961
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_17-2A	3/25/2057	4.000	6,472	6,634	6,088
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_16-4A	11/25/2056	3.750	6,599	6,775	6,090
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_17-6A	8/27/2057	4.000	4,963	5,062	4,631
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_19-RPL3	7/25/2059	2.750	6,833	6,948	6,413
OBX TRUST OBX_21-INV1	9/25/2051	2.500	19,280	19,507	15,362
OBX TRUST OBX_23-NQM8	9/25/2063	7.045	27,155	27,138	27,664
ONSLOW BAY FINANCIAL LLC	12/25/2063	5.878	30,452	30,441	30,413
ONSLOW BAY FINANCIAL LLC OBX_24-NQM3	12/25/2063	6.129	16,126	16,124	16,180
ONSLOW BAY FINANCIAL LLC OBX_24-NQM4	1/25/2064	6.067	33,535	33,532	33,622
ONSLOW BAY FINANCIAL LLC OBX_24-NM10	5/25/2064	6.180	35,000	35,000	34,985
ONSLOW BAY FINANCIAL LLC OBX_24-NQM5	12/1/2064	5.988	21,964	21,962	21,982
OBX TRUST OBX_23-NQM10	10/25/2063	6.465	18,678	18,666	18,860
OCEANVIEW MORTGAGE LOAN TRUST OVMLT_20-1	5/28/2050	1.733	2,071	2,070	1,869
PRKCM TRUST PRKCM_23-AFC4	11/25/2058	7.225	22,855	22,831	23,333
PRPM LLC PRPM_23-NQM3	11/25/2068	6.221	20,601	20,596	20,566
PRKCM TRUST PRKCM_24-AFC1	3/25/2059	6.333	44,661	44,654	44,769
PRKCM TRUST PRKCM_24-HOME1	5/25/2059	6.431	49,313	49,311	49,562
PRKCM TRUST PRKCM_23-AFC2	6/25/2058	6.482	40,276	40,227	40,455
PRPM LLC PRPM_24-NQM1	12/25/2068	6.265	31,864	31,863	31,952
PRPM LLC PRPM_24-NQM2	6/25/2069	6.327	50,000	50,000	50,030
RUN_22-NQM1	3/25/2067	4.000	8,347	8,288	8,032
RESIDENTIAL MORTGAGE LOAN TRUST RMLT_19-3	9/25/2059	2.633	753	752	740
STAR_20-3	4/25/2065	1.486	1,419	1,418	1,337
STARWOOD MORTGAGE RESIDENTIAL TRUST STAR_22-1	12/25/2066	2.447	22,724	22,717	19,626
STRUCTURED ASSET INVESTMENT LOAN TRUST SAIL_03-BC5	6/25/2033	6.560	247	241	247
SASC_03-24A	7/25/2033	7.618	159	161	149
TOWD POINT MORTGAGE TRUST TPMT_17-3	7/25/2057	2.750	873	872	860
TOWD POINT MORTGAGE TRUST TPMT_17-4	6/25/2057	2.750	3,742	3,744	3,573
TOWD POINT MORTGAGE TRUST TPMT_19-HY1	10/25/2048	6.460	1,587	1,590	1,610
UNITED WHOLESALE MORTGAGE LLC UWM _21-INV2	9/25/2051	2.500	20,610	20,933	16,400
VERUS SECURITIZATION TRUST VERUS_19-4	11/25/2059	2.642	1,211	1,209	1,178
VERUS SECURITIZATION TRUST VERUS_19-INV3	11/25/2059	2.692	2,394	2,391	2,324
VERUS SECURITIZATION TRUST VERUS_21-R1	10/25/2063	0.820	4,175	4,173	3,893
VERUS SECURITIZATION TRUST VERUS_21-7	10/25/2066	1.829	14,182	14,179	12,319
VERUS SECURITIZATION TRUST VERUS_22-1	1/25/2067	2.724	16,041	16,037	14,439
VERUS SECURITIZATION TRUST VERUS_23-4	5/25/2068	5.811	23,205	23,181	23,085

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

VERUS SECURITIZATION TRUST VERUS_24-2	2/25/2069	6.095	40,728	40,724	40,747
VERUS SECURITIZATION TRUST VERUS_23-8	12/25/2068	6.259	22,851	22,830	22,941
VERUS SECURITIZATION TRUST VERUS_24-INV1	3/25/2069	6.116	14,726	14,724	14,777
VISIO_19-2	11/25/2054	2.722	7,101	7,075	6,715
WAMU MORTGAGE PASS-THROUGH CERTIFICATES WAMU_03-AR6	6/25/2033	7.267	207	206	198
WAMU MORTGAGE PASS-THROUGH CERTIFICATES WAMU_05-AR4	4/25/2035	4.694	871	868	813
WAMU MORTGAGE PASS-THROUGH CERTIFICATES WAMU_04-AR10	7/25/2044	5.797	165	166	152
WAMU MORTGAGE PASS-THROUGH CERTIFICATES WAMU_05-AR3	3/25/2035	5.148	331	331	304
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST WFMBS_04-K	7/25/2034	7.153	245	250	246
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				1,783,970	1,735,096
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES				4,537,789	4,453,460

ASSET BACKED SECURITIES
321 HENDERSON RECEIVABLES LLC HENDR_10-3A	12/15/2048	3.820	233	233	232
ACHV ABS TRUST ACHV_23-4CP	11/25/2030	6.810	1,378	1,378	1,378
AFFIRM ASSET SECURITIZATION TRUST AFFRM_23-B	9/15/2028	6.820	45,000	45,145	45,523
AFFIRM ASSET SECURITIZATION TRUST AFFRM_23-X1	11/15/2028	7.110	17,882	17,882	17,947
AFFIRM ASSET SECURITIZATION TRUST AFFRM_24-A	2/15/2029	5.610	25,000	24,998	24,961
AFFIRM ASSET SECURITIZATION TRUST AFFRM_24-X1	5/15/2029	6.270	27,728	27,728	27,762
ALLY AUTO RECEIVABLES TRUST ALLYA_22-3	4/15/2027	5.070	16,108	16,108	16,056
AMERICAN CREDIT ACCEPTANCE RECEIVABLES TRUST ACAR_23-2	10/13/2026	5.890	4,522	4,522	4,522
APIDOS CLO APID_15-20A	7/16/2031	6.689	16,941	16,941	16,954
APIDOS CLO APID_20-33A	10/24/2034	6.735	22,000	22,000	22,022
BALLYROCK LTD BALLY_18-1A	4/20/2031	6.586	25,329	25,329	25,358
BARINGS CLO LTD BABSN_23-1	4/20/2036	7.075	40,000	40,000	40,263
BRAZOS HIGHER EDUCATION AUTHORITY INC BRHEA_10-1	2/25/2035	6.641	10,248	10,197	10,312
BROAD RIVER BSL FUNDING CLO BDRVR_20-1	7/20/2034	6.756	16,000	16,000	16,001
CARLYLE GLOBAL MARKET STRATEGIES CGMS_13-4A	1/15/2031	6.589	12,351	12,351	12,360
CARLYLE GLOBAL MARKET STRATEGIES CGMS_13-3A	10/15/2030	6.690	6,283	6,286	6,284
CARLYLE GLOBAL MARKET STRATEGIES CGMS_14-1A	4/17/2031	6.549	21,093	20,704	21,093
CARMAX AUTO OWNER TRUST CARMX_22-4	12/15/2025	6.233	3,161	3,161	3,163
CARMAX AUTO OWNER TRUST CARMX_23-2	6/15/2026	5.500	16,604	16,604	16,596
CARMAX AUTO OWNER TRUST CARMX_24-1	3/15/2027	5.300	27,000	26,999	26,940
CARVANA AUTO RECEIVABLES TRUST CRVNA_23-N4	1/10/2028	6.420	29,594	29,594	29,681
CARVANA AUTO RECEIVABLES TRUST CRVNA_23-P3	11/10/2026	6.090	1,716	1,716	1,717
CARVANA AUTO RECEIVABLES TRUST CRVNA_24-P2	11/10/2027	5.630	12,750	12,750	12,754
CERBERUS ONSHORE CLO LLC CERB_24-3	7/15/2036	7.079	25,000	25,000	25,013
CITIZENS AUTO RECEIVABLES TRUST CITZN_23-2	10/15/2026	6.090	28,905	28,904	28,969
CITIZENS AUTO RECEIVABLES TRUST CITZN_23-2	10/15/2026	6.063	8,523	8,523	8,536
CITIZENS AUTO RECEIVABLES TRUST CITZN_24-1	10/15/2026	5.933	42,700	42,701	42,738
CNH EQUIPMENT TRUST CNH_23-A	9/15/2026	5.340	16,060	16,059	16,033
COLLEGE LOAN CORPORATION TRUST COLLE_02-2	3/1/2042	3.586	10,000	8,637	9,759

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CRB SECURITIZATION TRUST CRB_23-1	10/20/2033	6.960	15,766	15,765	15,868
DE LAGE LANDEN FINANCIAL SERVICES INC DLLST_24-1	1/20/2026	5.330	22,500	22,500	22,443
DLLAA LLC DLLAA_23-1	7/20/2026	5.930	14,824	14,824	14,845
DRYDEN SENIOR LOAN FUND DRSLF_18-55A	4/15/2031	6.610	10,885	10,885	10,892
DT AUTO OWNER TRUST DTAOT_22-3	10/15/2026	6.050	4,851	4,851	4,853
DT AUTO OWNER TRUST DTAOT_23-2	4/15/2027	5.880	12,903	12,902	12,909
DT AUTO OWNER TRUST DTAOT_23-3	8/16/2027	6.290	17,733	17,733	17,779
EDUCATIONAL SERVICES OF AMERICA INC EDUSA_14-1	2/25/2039	6.150	2,697	2,675	2,687
EDUCATIONAL SERVICES OF AMERICA INC EDUSA_14-3	2/25/2036	6.050	254	250	251
ELMWOOD CLO 21 LTD ELM21_23-8A	10/20/2036	6.973	50,000	50,000	50,403
ENT AUTO RECEIVABLES TRUST ENT_23-1	8/16/2027	6.220	13,063	13,062	13,072
ENTERPRISE FLEET FINANCING LLC EFF_21-2	5/20/2027	0.480	6,280	6,232	6,217
EXETER AUTOMOBILE RECEIVABLES TRUST EART_23-2	8/17/2026	5.600	8,573	8,573	8,570
EXETER AUTOMOBILE RECEIVABLES TRUST EART_23-4	12/15/2025	6.070	2,295	2,295	2,296
EXETER AUTOMOBILE RECEIVABLES TRUST EART_23-4	9/15/2026	6.060	8,800	8,800	8,808
EXETER AUTOMOBILE RECEIVABLES TRUST EART_24-2	10/15/2026	5.630	7,550	7,550	7,543
FLAGSHIP CREDIT AUTO TRUST FCAT_22-4	9/15/2026	6.150	9,509	9,508	9,515
FLAGSHIP CREDIT AUTO TRUST FCAT_23-1	12/15/2026	5.380	16,862	16,861	16,837
FLAGSHIP CREDIT AUTO TRUST FCAT_23-2	4/15/2027	5.760	24,014	24,013	24,014
FLAGSHIP CREDIT AUTO TRUST FCAT_23-3	7/15/2027	5.890	7,064	7,064	7,067
FORD CREDIT AUTO OWNER TRUST FORDO_22-D	8/15/2025	5.370	254	254	254
FORD CREDIT AUTO OWNER TRUST FORDO_22-D	8/15/2025	6.093	533	533	533
FORD CREDIT AUTO OWNER TRUST FORDR_18-1	7/15/2031	3.190	50,613	49,474	49,939
FORD CREDIT AUTO OWNER TRUST FORDR_20-1	8/15/2031	2.040	71,698	69,151	70,098
FOURSIGHT CAPITAL AUTOMOBILE RECEIVABLES TRUST FCRT_23-1	10/15/2026	5.430	3,457	3,457	3,455
FOURSIGHT CAPITAL AUTOMOBILE RECEIVABLES TRUST FCRT_23-1	12/15/2027	5.390	13,000	12,999	12,934
FOURSIGHT CAPITAL AUTOMOBILE RECEIVABLES TRUST FCRT_23-2	5/15/2028	5.990	10,701	10,701	10,718
GECU AUTO RECEIVABLES TRUST GECU_23-1	3/15/2027	5.950	5,965	5,965	5,966
GLS AUTO RECEIVABLES TRUST GCAR_22-3	5/15/2026	4.590	521	521	520
GLS AUTO RECEIVABLES TRUST GCAR_23-2	1/15/2027	5.700	15,176	15,176	15,172
GLS AUTO RECEIVABLES TRUST GCAR_23-3A	3/15/2027	6.040	10,052	10,052	10,062
GLS AUTO SELECT RECEIVABLES TRUST GSAR_23-2	6/15/2028	6.370	17,239	17,238	17,336
GLS AUTO SELECT RECEIVABLES TRUST GSAR_24-3	10/15/2029	5.590	15,000	15,000	14,995
GM FINANCIAL AUTOMOBILE LEASING TRUST GMALT_23-1	6/20/2025	5.270	948	948	949
GM FINANCIAL AUTOMOBILE LEASING TRUST GMALT_23-1	6/20/2025	5.884	948	948	949
GM FINANCIAL AUTOMOBILE LEASING TRUST GMALT_23-1	4/20/2026	5.160	71,885	71,837	71,749
GM FINANCIAL AUTOMOBILE LEASING TRUST GMALT_23-2	10/20/2025	6.154	8,186	8,186	8,195
GM FINANCIAL CONSUMER AUTOMOBILE RECEIVABLES TRUST GMCAR_22-4	11/17/2025	4.600	1,541	1,541	1,541
GM FINANCIAL CONSUMER AUTOMOBILE RECEIVABLES TRUST GMCAR_22-4	11/17/2025	5.983	3,083	3,083	3,084
GM FINANCIAL CONSUMER AUTOMOBILE RECEIVABLES TRUST GMCAR_23-1	3/16/2026	5.190	7,050	7,050	7,051

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

GM FINANCIAL CONSUMER AUTOMOBILE RECEIVABLES TRUST GMCAR_23-1	3/16/2026	5.953	6,969	6,969	6,977
GOLDENTREE LOAN MANAGEMENT US CLO 1 LTD GLM_21-9A	4/20/2037	6.826	20,000	20,000	20,135
GOLDENTREE LOAN MANAGEMENT US CLO1 GLM_23-17	7/20/2036	7.075	50,000	50,000	50,340
GOLDENTREE LOAN MANAGEMENT US CLO1 LTD GLM_20-7	4/20/2034	6.656	16,750	16,750	16,760
GOLUB CAPITAL PARTNERS CLO LTD GOCAP_19-46A	4/20/2037	7.135	20,000	20,000	20,019
GREENSTATE AUTO RECEIVABLES TRUST GRNST_24-1	8/16/2027	5.530	29,300	29,299	29,248
GTE AUTO RECEIVABLES TRUST GTE_23-1	8/17/2026	5.650	17,598	17,597	17,579
HARLEY-DAVIDSON MOTORCYCLE TRUST HDMOT_23-A	6/15/2026	5.320	4,514	4,514	4,511
HARLEY-DAVIDSON MOTORCYCLE TRUST HDMOT_23-A	6/15/2026	5.863	2,962	2,962	2,962
HYUNDAI AUTO LEASE SECURITIZATION TRUST HALST_23-A	1/15/2026	5.050	51,765	51,691	51,650
LAD AUTO RECEIVABLES TRUST LADAR_23-1A	10/15/2026	5.680	13,125	13,125	13,120
MADISON PARK FUNDING LTD MDPK_21-48A	4/19/2033	6.738	49,971	49,948	50,074
MAGNETITE CLO LIMITED MAGNE_20-26	7/25/2034	6.705	25,000	25,000	25,021
MARLETTE FUNDING TRUST MFT_22-3	11/15/2032	5.180	108	108	108
MARLETTE FUNDING TRUST MFT_23-1	4/15/2033	6.070	3,146	3,146	3,146
MARLETTE FUNDING TRUST MFT_23-2	6/15/2033	6.040	10,069	10,069	10,073
MARLETTE FUNDING TRUST MFT_23-4	12/15/2033	7.130	18,992	18,991	19,128
MERCEDES-BENZ AUTO RECEIVABLES TRUST MBART_22-1	10/15/2025	5.260	1,061	1,061	1,061
MISSISSIPPI HIGHER EDUCATION ASSISTANCE CORP MHEAC_14-1	10/25/2035	6.130	2,028	2,002	2,011
NAVIENT STUDENT LOAN TRUST NAVSL_18-DA	12/15/2059	6.243	4,053	4,045	4,037
OAKC_21-8A	1/18/2034	6.779	30,000	30,000	30,028
OCCU AUTO RECEIVABLES TRUST OCCU_23-1	4/15/2027	6.230	27,998	27,996	28,055
ODART_19-1A	9/14/2027	3.630	24,518	24,081	24,169
ONEMAIN DIRECT AUTO RECEIVABLES TRUST ODART_21-1A	7/14/2028	0.870	16,624	16,175	16,113
ONEMAIN FINANCIAL ISSUANCE TRUST OMFIT_22-2	10/14/2034	4.890	14,212	14,163	14,104
PAGAYA AI DEBT SELECTION TRUST PAID_22-5	6/17/2030	8.096	8,345	8,345	8,424
PAGAYA AI DEBT SELECTION TRUST PAID_23-1	7/15/2030	7.556	9,130	9,130	9,173
PAGAYA AI DEBT SELECTION TRUST PAID_23-3	12/16/2030	7.600	8,457	8,457	8,500
PAGAYA AI DEBT SELECTION TRUST PAID_23-6	6/16/2031	7.128	16,818	16,818	16,855
PAGAYA AI DEBT SELECTION TRUST PAID_23-7	7/15/2031	7.379	34,415	34,415	34,557
PAGAYA AI DEBT SELECTION TRUST PAID_24-3	10/15/2031	6.258	18,712	18,712	18,722
PAGAYA AI DEBT SELECTION TRUST PAID_24-6	11/15/2031	6.093	10,500	10,500	10,501
RACE POINT CLO LTD RACEP_13-8A	2/20/2030	6.627	6,602	6,602	6,604
REACH FINANCIAL LLC REACH_23-1	2/18/2031	7.050	5,606	5,606	5,627
RESEARCH-DRIVEN PAGAYA MOTOR ASSET TRUST RPM_23-4	3/25/2032	7.540	18,123	18,123	18,318
RR LTD RRAM_21-19A	10/15/2035	6.730	15,000	15,000	15,024
RR LTD RRAM_23-26	4/15/2038	7.109	50,000	50,000	50,166
SANTANDER DRIVE AUTO RECEIVABLES TRUST SDART_23-2	3/16/2026	5.870	1,855	1,855	1,855
SANTANDER DRIVE AUTO RECEIVABLES TRUST SDART_23-2	7/15/2027	5.210	25,000	25,000	24,926
SANTANDER DRIVE AUTO RECEIVABLES TRUST SDART_23-6	5/17/2027	6.080	18,911	18,911	18,935
SANTANDER DRIVE AUTO RECEIVABLES TRUST SDART_24-1	2/16/2027	5.710	26,534	26,534	26,541
SANTANDER REVOLVING AUTO LOAN TRUST SREV_19-A	1/26/2032	2.510	24,973	24,480	24,631

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

SBNA AUTO LEASE TRUST SBALT_24-A	1/20/2026	5.450	17,686	17,685	17,667
SLC STUDENT LOAN TRUST SLCLT_08-1	12/15/2032	7.215	1,359	1,368	1,381
SLM STUDENT LOAN TRUST SLMA_06-2	1/25/2041	5.611	8,844	8,487	8,608
SLM STUDENT LOAN TRUST SLMA_12-3	12/27/2038	6.100	3,207	3,226	3,172
SMB PRIVATE EDUCATION LOAN TRUST SMB_17-B	10/15/2035	2.820	1,879	1,879	1,810
SMB PRIVATE EDUCATION LOAN TRUST SMB_21-A	1/15/2053	6.173	11,800	11,538	11,709
SOFI CONSUMER LOAN PROGRAM LLC SCLP_23-1S	5/15/2031	5.810	2,743	2,743	2,743
SPACE COAST CREDIT UNION SCCU_23-1	5/17/2027	5.850	22,407	22,406	22,409
THEOREM FUNDING TRUST THRM_22-2	12/15/2028	6.060	5,685	5,685	5,677
THEOREM FUNDING TRUST THRM_22-3	4/15/2029	7.600	7,267	7,259	7,319
TOYOTA LEASE OWNER TRUST TLOT_23-A	8/20/2025	5.300	5,373	5,373	5,371
UPSTART SECURITIZATION TRUST UPST_22-2	5/20/2032	4.370	54	54	54
UPSTART SECURITIZATION TRUST UPST_23-3	10/20/2033	6.900	18,110	18,050	18,203
VERIZON MASTER TRUST VZMT_22-7	11/22/2027	5.230	10,000	9,999	9,982
VERIZON MASTER TRUST VZMT_22-7	11/22/2027	6.184	35,750	35,750	35,821
VSTRONG AUTO RECEIVABLES TRUST VSTRG_23-A	2/15/2027	6.630	14,094	14,094	14,127
WESTLAKE AUTOMOBILE RECEIVABLES TRUST WLAKE_23-1	2/16/2027	5.890	17,670	17,669	17,679
WESTLAKE AUTOMOBILE RECEIVABLES TRUST WLAKE_23-1	6/15/2026	5.510	12,696	12,696	12,694
WESTLAKE AUTOMOBILE RECEIVABLES TRUST WLAKE_23-1	6/15/2026	6.183	12,021	12,021	12,026
WESTLAKE AUTOMOBILE RECEIVABLES TRUST WLAKE_23-3	10/15/2026	5.960	5,814	5,814	5,820
WESTLAKE AUTOMOBILE RECEIVABLES TRUST WLAKE_24-2	8/16/2027	5.750	33,000	32,998	33,006
WORLD OMNI AUTO RECEIVABLE TRUST WOART_22-D	3/16/2026	6.183	3,849	3,849	3,851
WORLD OMNI AUTO RECEIVABLES TRUST WOART_23-B	11/16/2026	5.250	11,413	11,412	11,404
TOTAL ASSET BACKED SECURITIES				2,109,142	2,115,617

COMMERCIAL MORTGAGE BACKED SECURITIES
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:
FREDDIE MAC AL-20KF88	9/25/2030	5.769	8,512	8,512	8,509
FREDDIE MAC AL-20KF90	9/25/2030	5.769	7,520	7,520	7,512
FREMF MORTGAGE TRUST AS-20KF97	12/25/2030	5.574	4,506	4,506	4,461
FREDDIE MAC AL-20K98	12/25/2030	5.609	15,278	15,278	15,213
FREDDIE MAC A-20KF50	7/25/2028	5.849	1,772	1,773	1,772
FREDDIE MAC AFLW-20KL3W	8/25/2025	5.899	14,271	14,276	14,295
FREDDIE MAC A-20KF52	9/25/2028	5.869	2,466	2,466	2,468
FREDDIE MAC A-20KF53	10/25/2025	5.832	7,258	7,258	7,247
FREDDIE MAC A-20KF54	11/25/2028	5.929	16,485	16,485	16,457
FREDDIE MAC A10-20KS10	10/25/2028	6.060	12,489	12,493	12,491
FREDDIE MAC A-20KF55	11/25/2025	5.960	19,216	19,225	19,187
FREDDIE MAC A-20K56	11/25/2028	6.009	7,140	7,195	7,152
FREDDIE MAC A-20KF57	12/25/2028	5.989	7,500	7,500	7,527
FREDDIE MAC A-20KF58	1/25/2026	5.950	20,701	20,716	20,691
FREDDIE MAC A-20KF59	2/25/2029	5.990	10,063	10,063	9,977

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FREDDIE MAC A-20KF60	2/25/2026	5.940	13,406	13,415	13,422
FREDDIE MAC A-20KF61	3/25/2029	5.980	10,104	10,117	10,147
FREDDIE MAC KF67	8/25/2029	5.970	14,381	14,244	14,415
FREDDIE MAC KF73	11/25/2029	6.050	19,675	19,694	19,741
FREDDIE MAC KF74	1/25/2027	5.876	3,250	3,252	3,247
FREDDIE MAC KF76	1/25/2030	5.956	2,804	2,768	2,816
FREDDIE MAC KF77	2/25/2027	6.150	16,301	16,282	16,354
FREDDIE MAC KF77	2/25/2027	6.235	11,627	11,632	11,713
FREDDIE MAC KF78	3/25/2030	6.335	10,963	10,978	11,128
FREDDIE MAC AS-20KF84	7/25/2030	5.644	4,981	4,981	4,947
FREDDIE MAC AFL-2020-KXO	3/25/2030	5.769	8,221	8,221	8,187
FREDDIE MAC_KF85	8/25/2030	5.739	2,070	2,070	2,067
FREDDIE MAC AL-20KF86	8/25/2027	5.729	2,476	2,476	2,459
FREDDIE MAC CERTS KF105	2/25/2031	5.585	9,684	9,698	9,574
FREDDIE MAC K-F120	8/25/2031	5.535	42,010	40,676	41,451
FREDDIE MAC KF128	12/25/2031	5.565	4,414	4,414	4,390
FREDDIE MAC KF129	1/25/2029	5.575	12,096	12,096	11,968
FREDDIE MAC KF139	6/25/2032	5.875	39,917	39,300	39,943
FREDDIE MAC KF145	9/25/2032	6.235	110,840	110,849	111,514
FREDDIE MAC KF146	10/25/2032	6.215	76,498	76,498	76,862
FREDDIE MAC KF147	11/25/2032	6.215	116,500	116,502	118,292
FREDDIE MAC KF148	11/25/2032	6.175	117,000	116,999	117,986
FANNIE MAE 06-M2 A2A	10/25/2032	5.271	516	523	511
GINNIE MAE AC-2013-13	4/16/2046	1.700	1,175	1,154	1,007
GINNIE MAE 17-127	4/16/2052	2.500	5,396	5,375	4,686
GINNIE MAE 17-135	5/16/2049	2.200	12,189	12,139	10,850
GINNIE MAE 7-140	2/16/2059	2.500	5,703	5,682	5,114
GINNIE MAE 17-146	8/16/2047	2.200	4,430	4,418	4,063
GINNIE MAE AD-2016-1829	11/16/2043	2.250	1,625	1,625	1,570
GINNIE MAE AG-2016-39	1/16/2043	2.300	2,847	2,848	2,672
GINNIE MAE AG-2017-171	10/16/2048	2.250	2,881	2,871	2,711
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				839,063	840,766

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:
ASHFORD HOSPITALITY TRUST INC AHT1_18-KEYS	6/15/2035	6.376	7,490	7,490	7,437
BARCLAYS COMMERCIAL MORTGAGE SECURITIES LLC BBCMS_19-BWAY	11/15/2034	6.174	10,000	9,994	5,824	Note c
BHMS MORTGAGE TRUST BHMS_18-ATLS	7/15/2035	6.876	40,000	40,000	39,807
BX COMMERCIAL MORTGAGE TRUST BX_22-PSB	8/15/2039	7.780	39,102	39,089	39,040
BX COMMERCIAL MORTGAGE TRUST BX_22-GPA	8/15/2039	7.494	13,599	13,595	13,603
BX COMMERCIAL MORTGAGE TRUST BX_21-SOAR	6/15/2038	6.113	23,067	22,841	22,808
BX COMMERCIAL MORTGAGE TRUST BX_21-XL2	10/15/2038	6.132	37,532	37,532	37,134
BX COMMERCIAL MORTGAGE TRUST BX_21-VOLT	9/15/2036	6.143	29,000	29,001	28,638

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BX COMMERCIAL MORTGAGE TRUST BX_22-MVRK	3/15/2039	6.796	14,255	14,254	14,064
BRAEMAR HOTELS & RESORTS TRUST BHR_18-PRME	6/15/2035	6.321	522	522	520
BX COMMERCIAL MORTGAGE TRUST BX_18-GW	5/15/2035	6.426	38,592	38,548	38,412
CAMB COMMERCIAL MORTGAGE TRUST CAMB_19-LIFE	12/15/2037	6.684	17,700	17,698	17,700
COLONY MORTGAGE CAPITAL LTD CLNY_19-IKPR	11/15/2038	6.571	20,000	19,982	19,676
COLD STORAGE TRUST COLD_20-ICE5	11/15/2037	6.343	30,065	30,065	29,952
COMM MORTGAGE TRUST COMM_19-521F	6/15/2034	6.276	16,510	16,510	15,662
DBGS MORTGAGE TRUST DBGS_18-BIOD	5/15/2035	6.382	47,481	47,408	47,244
EXTENDED STAY AMERICA TRUST ESA_21-ESH	7/15/2038	6.523	34,287	34,287	34,159
DBGS MORTGAGE TRUST DBGS_18-5BP	6/15/2033	6.221	40,000	39,957	37,113
GS MORTGAGE SECURITIES CORPORATION TRUST GSMS_22-ECI	8/15/2039	7.524	28,570	28,458	28,588
ILPT COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES ILPT_22-LPF2	10/15/2039	7.574	21,500	21,492	21,274
INVITATION HOMES TRUST IHSFR_18-SFR4	1/17/2038	6.531	28,048	28,054	28,033
JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES TRUST JPMCC_18-ASH8	2/15/2035	6.243	9,667	9,666	9,619
LIFE_21-BMR	3/15/2038	6.143	48,637	48,596	47,757
LIFE FINANCIAL SERVICES TRUST LIFE_22-BMR2	5/15/2039	6.624	49,000	48,942	48,129
MORGAN STANLEY CAPITAL I TRUST MSC_18-BOP	8/15/2033	6.226	12,624	12,624	10,459
MTN COMMERCIAL MORTGAGE TRUST MTN_22-LPFL	3/15/2039	6.726	50,000	49,519	49,391
ONE NEW YORK PLAZA TRUST ONYP_20-1NYP	1/15/2036	6.393	18,200	18,200	17,478
STAR_22-SFR3	5/17/2039	6.979	47,485	47,514	47,422
280 PARK AVENUE MORTGAGE TRUST PRK_17-280P	9/15/2034	6.506	40,000	40,000	38,100
UBS COMMERCIAL MORTGAGE TRUST UBSCM_18-NYCH	2/15/2032	6.226	8,984	8,981	8,758
WELLS FARGO COMMERCIAL MORTGAGE TRUST WFCM_17-SMP	12/15/2034	6.250	18,500	18,469	17,155
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				839,288	820,956
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES				1,678,351	1,661,722

CORPORATE DEBT SECURITIES
BANKING
WASHINGTON MUTUAL BANK/HENDERSON	6/15/2011	—	1,500	—	3	Notes c & d
TOTAL BANKING				—	3

BASIC INDUSTRY
LYONDELLBASELL INDUSTRIES NV	10/1/2025	1.250	7,377	6,965	6,983
TOTAL BASIC INDUSTRY				6,965	6,983

CAPITAL GOODS
BAE SYSTEMS PLC	10/7/2024	3.800	23,282	23,196	23,145
BAE SYSTEMS PLC	12/15/2025	3.850	14,841	14,589	14,470
BERRY GLOBAL INC	1/15/2026	1.570	20,266	19,014	19,045
BOEING COMPANY	5/1/2025	4.875	88,115	87,661	87,182

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CARRIER GLOBAL CORPORATION	2/15/2025	2.242	6,000	5,877	5,870
L3HARRIS TECHNOLOGIES INC	4/27/2025	3.832	20,486	20,242	20,189
TOTAL CAPITAL GOODS				170,579	169,901

COMMUNICATIONS
CHARTER COMMUNICATIONS INC	7/23/2025	4.908	53,930	53,462	53,470
COMCAST CORPORATION	9/16/2024	3.750	29,084	29,000	28,956
CROWN CASTLE INC	9/1/2024	3.200	6,924	6,900	6,890
DEUTSCHE TELEKOM AG	3/20/2025	4.738	28,943	28,858	28,836
NETFLIX INC	2/15/2025	5.875	22,659	22,715	22,681
NETFLIX INC	6/15/2025	3.625	16,581	16,367	16,278
VERIZON COMMUNICATIONS INC	11/1/2024	3.500	10,000	9,948	9,926
WARNER BROS DISCOVERY INC	11/15/2024	3.900	10,000	9,939	9,913
TOTAL COMMUNICATIONS				177,189	176,950

CONSUMER CYCLICAL
FOOTBALL CLUB TERM NOTES	10/5/2025	2.680	4,000	3,843	3,835
FOOTBALL CLUB TERM NOTES	10/5/2025	2.680	1,000	961	959
IRB HOLDING CORPORATION	6/15/2025	7.000	1,750	1,750	1,750
NATIONAL BASKETBALL ASSOCIATION	12/16/2024	2.510	1,000	993	982
TOTAL CONSUMER NON CYCLICAL				7,547	7,526

CONSUMER NON CYCLICAL
ABBVIE INC	5/14/2025	3.600	20,000	19,717	19,675
ABBVIE INC	11/21/2024	2.600	37,540	37,217	37,136
ABBVIE INC	3/15/2025	3.800	13,223	13,072	13,051
AMGEN INC	2/21/2025	1.900	5,702	5,572	5,568
AMGEN INC	3/2/2025	5.250	19,132	19,134	19,083
BACARDI LTD	5/15/2025	4.450	18,600	18,431	18,380
BECTON DICKINSON AND COMPANY	12/15/2024	3.734	9,000	8,959	8,915
CONSTELLATION BRANDS INC	11/15/2024	4.750	8,602	8,584	8,569
DT FAMILY 2009 LLC	8/15/2024	3.950	14,121	14,097	14,085
GE HEALTHCARE TECHNOLOGIES INC	11/15/2024	5.550	65,000	65,044	64,930
GE HEALTHCARE TECHNOLOGIES INC	11/15/2025	5.600	30,247	30,385	30,273
HCA HEALTHCARE INC	2/1/2025	5.375	15,000	14,953	14,946
HCA HEALTHCARE INC	2/15/2026	5.875	13,500	13,494	13,524
J M SMUCKER COMPANY	3/15/2025	3.500	96,703	95,526	95,195
TOTAL CONSUMER NON CYCLICAL				364,185	363,330

ELECTRIC
AES CORPORATION (THE)	1/15/2026	1.375	13,670	12,892	12,807
AMERICAN ELECTRIC POWER COMPANY INC	10/1/2025	3.850	1,955	1,913	1,909

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CENTERPOINT ENERGY INC	9/1/2024	2.500	5,000	4,978	4,970
CMS ENERGY CORPORATION	8/31/2024	3.125	10,250	10,250	10,200
DOMINION ENERGY INC	10/1/2025	3.900	7,500	7,356	7,344
DTE ENERGY COMPANY	10/1/2024	2.529	9,426	9,370	9,345
DTE ENERGY COMPANY	11/1/2024	4.220	65,642	65,482	65,262
EVERSOURCE ENERGY	10/1/2024	2.900	4,892	4,871	4,855
EVERSOURCE ENERGY	1/15/2025	3.150	6,461	6,387	6,368
FIRSTENERGY CORPORATION	8/15/2024	5.500	16,065	16,066	16,049
FIRSTENERGY CORPORATION	1/15/2025	4.350	13,890	13,797	13,747
FIRSTENERGY CORPORATION	4/15/2025	4.150	4,720	4,658	4,646
FIRSTENERGY CORPORATION	3/30/2026	5.150	1,250	1,238	1,242
NEXTERA ENERGY INC	3/1/2025	6.051	58,963	59,281	59,050
NEXTERA ENERGY INC	9/1/2025	5.749	25,000	24,926	25,056
PINNACLE WEST CAPITAL CORPORATION	6/15/2025	1.300	4,555	4,400	4,359
SOUTHERN COMPANY (THE)	9/15/2024	2.200	2,687	2,670	2,667
TOTAL ELECTRIC				250,535	249,876

ENERGY
CANADIAN NATURAL RESOURCES LTD	2/1/2025	3.900	2,014	1,996	1,992
CANADIAN NATURAL RESOURCES LTD	7/15/2025	2.050	5,882	5,650	5,668
KINDER MORGAN INC	6/1/2025	4.300	24,550	24,352	24,234
MARATHON PETROLEUM CORPORATION	6/1/2025	4.875	5,150	5,113	5,105
PLAINS GP HOLDINGS LP	11/1/2024	3.600	27,446	27,284	27,228
PLAINS GP HOLDINGS LP	10/15/2025	4.650	5,539	5,431	5,463
WESTERN MIDSTREAM PARTNERS LP	2/1/2025	3.100	25,000	24,647	24,579
TOTAL ENERGY				94,473	94,269

INSURANCE
CVS HEALTH CORPORATION	11/15/2024	3.500	7,070	7,027	7,011
ELEVANCE HEALTH INC	12/1/2024	3.350	15,000	14,885	14,857
ELEVANCE HEALTH INC	10/15/2025	5.350	10,805	10,831	10,794
TOTAL INSURANCE				32,743	32,662

NATURAL GAS
NISOURCE INC	8/15/2025	0.950	3,450	3,268	3,277
TOTAL NATURAL GAS				3,268	3,277

OTHER FINANCIAL INSTITUTIONS
HARDWOOD FUNDING LLC	6/7/2025	3.130	6,400	6,225	6,219
TOTAL OTHER FINANCIAL INSTITUTIONS				6,225	6,219

TECHNOLOGY

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FISERV INC	7/1/2024	2.750	10,000	10,000	10,000
MICROCHIP TECHNOLOGY INC	9/1/2025	4.250	3,817	3,740	3,758
MICROCHIP TECHNOLOGY INC	9/1/2024	0.983	9,405	9,375	9,325
NXP SEMICONDUCTORS NV	5/1/2025	2.700	11,059	10,759	10,800
TOTAL TECHNOLOGY				33,874	33,883

TRANSPORTATION
CRAWFORD GROUP INC	11/15/2024	3.850	62,149	61,940	61,707
CRAWFORD GROUP INC	11/1/2025	3.800	6,211	6,115	6,075
CSX CORPORATION	8/1/2024	3.400	28,900	28,865	28,839
NORFOLK SOUTHERN CORPORATION	6/15/2026	2.900	10,000	9,589	9,554
NORFOLK SOUTHERN CORPORATION	8/1/2025	3.650	4,500	4,414	4,416
TOTAL TRANSPORTATION				110,923	110,591

TOTAL CORPORATE DEBT SECURITIES				1,258,506	1,255,470

TOTAL FIXED MATURITIES				12,345,172	12,247,635

SYNDICATED LOANS
BASIC INDUSTRY
ASPLUNDH TREE EXPERT LLC	9/7/2027	7.179	1,334	1,325	1,325
ELEMENT SOLUTIONS INC	12/8/2030	7.329	1,444	1,436	1,436
INEOS LTD	2/10/2030	8.929	397	385	385
TOTAL BASIC INDUSTRY				3,146	3,146

BROKERAGE
CITADEL SECURITIES LP	7/28/2030	7.579	1,213	1,198	1,198
LPL FINANCIAL HOLDINGS INC	11/12/2026	7.179	1,586	1,581	1,581
TOTAL BROKERAGE				2,779	2,779

CAPITAL GOODS
BARNES GROUP INC	9/30/2030	7.828	1,741	1,731	1,731
BEACON ROOFING SUPPLY INC	5/19/2028	7.329	1,109	1,096	1,096
BERRY GLOBAL INC	7/1/2026	7.191	341	339	339
EMRLD BORROWER LP	5/23/2030	7.829	1,427	1,419	1,419
ENERGY CAPITAL PARTNERS II LLC	9/18/2030	9.079	777	759	759
FLINT GROUP PACKAGING INKS NORTH AMERICA HOLDINGS LLC	12/31/2026	8.384	211	198	198
FLINT GROUP PACKAGING INKS NORTH AMERICA HOLDINGS LLC	12/31/2027	8.384	145	34	34
FLINT GROUP PACKAGING INKS NORTH AMERICA HOLDINGS LLC	12/31/2027	8.384	109	80	80
G HOLDINGS INC	9/22/2028	7.344	1,451	1,419	1,419
GMS INC	5/12/2030	7.579	1,741	1,742	1,742
PACKAGING HOLDINGS LTD	1/29/2027	7.179	1,049	1,036	1,036

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

QUIKRETE HOLDINGS INC	3/19/2029	7.579	992	987	987
QUIKRETE HOLDINGS INC	3/25/2031	7.829	1,317	1,315	1,315
TRANSDIGM INC	8/24/2028	8.059	1,990	1,979	1,979
ZEKELMAN INDUSTRIES INC	1/24/2031	7.579	716	714	714
TOTAL CAPITAL GOODS				14,848	14,848

COMMUNICATIONS
APPLOVIN CORPORATION	10/25/2028	7.829	985	961	961
CMG MEDIA CORPORATION	12/17/2026	8.909	963	951	951
EW SCRIPPS COMPANY	5/1/2026	8.006	481	476	476
HUBBARD RADIO LLC	9/30/2027	9.829	171	123	123
LIONS GATE ENTERTAINMENT CORPORATION	3/24/2025	7.679	571	571	571
LUMEN TECHNOLOGIES INC	4/15/2029	7.808	3	2	2
SBA COMMUNICATIONS CORPORATION	1/25/2031	7.330	1,202	1,195	1,195
SINCLAIR INC	4/1/2028	8.591	776	773	773
TELESAT LLC	12/7/2026	8.359	814	812	812
VMED O2 UK LTD	1/31/2028	7.943	1,000	1,000	1,000
TOTAL COMMUNICATIONS				6,864	6,864

CONSUMER CYCLICAL
APOLLO INVESTMENT FUND VIII LP	10/13/2030	7.579	748	739	739
BJS WHOLESALE CLUB HOLDINGS INC	2/3/2029	7.329	933	932	932
BURLINGTON STORES INC	6/24/2028	7.444	1,396	1,383	1,383
GODADDY INC	11/10/2029	7.329	1,175	1,149	1,149
GREAT OUTDOORS GROUP LLC	3/6/2028	9.194	1,985	1,985	1,985
HILTON WORLDWIDE HOLDINGS INC	11/3/2030	7.095	1,749	1,738	1,738
LIGHT & WONDER INC	4/14/2029	8.080	1,990	1,984	1,984
NATIONAL AMUSEMENTS INC	5/8/2025	8.434	617	617	617
PCI GAMING AUTHORITY	5/29/2026	7.944	364	363	363
QUALITY SOLUTIONS INTERNATIONAL LTD	8/21/2025	8.194	50	50	50
RESTAURANT BRANDS INTERNATIONAL INC	9/23/2030	7.079	2,285	2,263	2,263
WILLIAM MORRIS ENDEAVOR ENTERTAINMENT LLC	5/18/2025	8.194	716	716	716
YUM! BRANDS INC.	3/15/2028	7.196	1,017	1,017	1,017
TOTAL CONSUMER CYCLICAL				14,936	14,936

CONSUMER NON CYCLICAL
ARAMARK	4/6/2028	7.329	1,012	1,008	1,008
BRP INC	12/13/2029	8.079	1,737	1,728	1,728
DOLE PLC	8/3/2028	7.466	859	852	852
ELANCO ANIMAL HEALTH INC	8/1/2027	7.179	649	647	647
ENERGIZER HOLDINGS INC	12/22/2027	7.344	291	290	290
GRIFOLS SA	11/15/2027	7.459	1,111	1,108	1,108

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

ICON PLC	7/3/2028	7.309	43	43	43
ICON PLC	7/23/2028	7.575	67	67	67
MEDLINE BORROWER LP	10/2/2028	7.578	667	667	667
PRESTIGE CONSUMER HEALTHCARE INC	7/3/2028	7.444	83	83	83
SELECT MEDICAL CORPORATION	3/6/2027	8.329	1,195	1,183	1,183
THOR INDUSTRIES INC	11/8/2030	8.089	479	479	479
US FOODS HOLDING CORPORATION	8/30/2026	7.444	185	185	185
TOTAL CONSUMER NON CYCLICAL				8,340	8,340

ELECTRIC
ADVANCED POWER SERVICES NA INC	2/16/2026	8.902	567	565	565
CONSTELLATION ENERGY CORPORATION	12/15/2027	8.109	420	419	419
CPV SHORE HOLDINGS LLC	12/29/2025	9.194	637	634	634
EASTERN POWER LLC	10/2/2025	9.194	805	801	801
EDGEWATER GENERATION LLC (DELAWARE)	12/13/2025	9.195	—	—	—
EFS COGEN HOLDINGS I LLC	10/1/2027	9.080	659	657	657
VOLT PARENT LP	7/20/2030	7.329	1,885	1,867	1,867
VOLT PARENT LP	12/16/2027	7.329	230	228	228
WEST DEPTFORD ENERGY HOLDINGS LLC	8/3/2026	9.179	1,110	1,107	1,107
TOTAL ELECTRIC				6,278	6,278

FINANCE COMPANY
AVOLON TLB BORROWER 1 -US- LLC	2/12/2027	6.939	384	383	383
AVOLON TLB BORROWER 1 -US- LLC	6/8/2028	7.339	569	565	565
FLEETCOR TECHNOLOGIES INC	4/28/2028	7.179	1,465	1,452	1,452
TOTAL FINANCE COMPANY				2,400	2,400

OTHER FINANCIAL INSTITUTIONS
SOFTBANK GROUP CORPORATION	6/27/2029	8.330	794	786	786
TRANSUNION	11/16/2026	7.179	981	980	980
TRANSUNION	12/1/2028	7.329	701	678	678
TOTAL OTHER FINANCIAL INSTITUTIONS				2,444	2,444

OTHER INDUSTRY
API GROUP CORPORATION	1/3/2029	7.321	988	989	989
TOTAL OTHER INDUSTRY				989	989

TECHNOLOGY
ADEIA INC	6/8/2028	8.930	568	524	524
ALIGHT INC	8/31/2028	8.079	1,000	1,005	1,005
CARLYLE GROUP INC/THE	5/2/2031	7.326	1,136	1,136	1,136
COHERENT CORPORATION	7/1/2029	7.829	854	828	828

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

ENTEGRIS INC	7/6/2029	7.059	955	943	943
GEN DIGITAL INC	9/12/2029	7.078	981	944	944
INFORMATICA HOLDCO INC	10/27/2028	7.578	1,000	1,004	1,004
INGRAM MICRO INC	6/30/2028	8.571	2,000	1,998	1,998
MKS INSTRUMENTS INC	8/17/2029	7.828	666	649	649
ONEX CORPORATION	6/27/2025	7.175	881	880	880
TTM TECHNOLOGIES INC	5/23/2030	8.079	1,246	1,233	1,233
TOTAL TECHNOLOGY				11,144	11,144

TOTAL SYNDICATED LOANS BEFORE ALLOWANCE FOR LOAN LOSSES				74,168	74,168
ALLOWANCE FOR LOAN LOSSES				(443)	(443)
TOTAL SYNDICATED LOANS - NET				73,725	73,725

DERIVATIVES
PURCHASED OPTIONS
BNP SECURITIES SA	7/2/2024	—	—	302	302
BNP SECURITIES SA	7/9/2024	—	—	410	410
BNP SECURITIES SA	7/23/2024	—	—	363	363
BNP SECURITIES SA	7/30/2024	—	—	361	361
BNP SECURITIES SA	8/6/2024	—	—	394	394
BNP SECURITIES SA	8/13/2024	—	—	315	315
BNP SECURITIES SA	8/27/2024	—	1	500	500
BNP SECURITIES SA	9/10/2024	—	—	418	418
BNP SECURITIES SA	9/24/2024	—	1	619	619
BNP SECURITIES SA	10/8/2024	—	—	349	349
BNP SECURITIES SA	10/22/2024	—	—	385	385
BNP SECURITIES SA	10/29/2024	—	—	402	402
BNP SECURITIES SA	11/5/2024	—	—	467	467
BNP SECURITIES SA	11/12/2024	—	—	318	318
BNP SECURITIES SA	11/19/2024	—	—	154	154
BNP SECURITIES SA	11/19/2024	—	—	307	307
BNP SECURITIES SA	11/26/2024	—	—	304	304
BNP SECURITIES SA	12/3/2024	—	—	302	302
BNP SECURITIES SA	12/10/2024	—	—	188	188
BNP SECURITIES SA	12/31/2024	—	—	261	261
BNP SECURITIES SA	1/7/2025	—	—	259	259
BNP SECURITIES SA	1/21/2025	—	—	233	233
BNP SECURITIES SA	1/28/2025	—	—	220	220
BNP SECURITIES SA	2/4/2025	—	—	286	286
BNP SECURITIES SA	2/11/2025	—	—	144	144
BNP SECURITIES SA	2/25/2025	—	—	126	126
BNP SECURITIES SA	3/4/2025	—	—	127	127

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP SECURITIES SA	3/11/2025	—	—	169	169
BNP SECURITIES SA	3/25/2025	—	—	166	166
BNP SECURITIES SA	4/15/2025	—	—	208	208
BNP SECURITIES SA	5/6/2025	—	—	182	182
BNP SECURITIES SA	5/13/2025	—	—	114	114
BNP SECURITIES SA	5/27/2025	—	—	161	161
BNP SECURITIES SA	6/10/2025	—	—	100	100
BNP SECURITIES SA	6/24/2025	—	—	134	134
BNP SECURITIES SA	7/8/2025	—	—	183	183
BNP SECURITIES SA	9/23/2025	—	—	404	404
BNP SECURITIES SA	10/21/2025	—	—	552	552
BNP SECURITIES SA	11/4/2025	—	—	188	188
BNP SECURITIES SA	11/18/2025	—	—	172	172
BNP SECURITIES SA	1/13/2026	—	—	352	352
BNP SECURITIES SA	1/27/2026	—	—	170	170
BNP SECURITIES SA	2/10/2026	—	—	165	165
BNP SECURITIES SA	4/7/2026	—	—	170	170
WELLS FARGO BANK NA	7/16/2024	—	—	367	367
WELLS FARGO BANK NA	8/20/2024	—	—	442	442
WELLS FARGO BANK NA	8/27/2024	—	—	301	301
WELLS FARGO BANK NA	9/3/2024	—	—	403	403
WELLS FARGO BANK NA	9/17/2024	—	—	427	427
WELLS FARGO BANK NA	10/1/2024	—	—	515	515
WELLS FARGO BANK NA	10/15/2024	—	—	347	347
WELLS FARGO BANK NA	12/17/2024	—	1	417	417
WELLS FARGO BANK NA	12/24/2024	—	—	172	172
WELLS FARGO BANK NA	12/24/2024	—	—	250	250
WELLS FARGO BANK NA	1/14/2025	—	—	258	258
WELLS FARGO BANK NA	2/18/2025	—	—	142	142
WELLS FARGO BANK NA	3/18/2025	—	—	114	114
WELLS FARGO BANK NA	4/1/2025	—	—	168	168
WELLS FARGO BANK NA	4/8/2025	—	—	169	169
WELLS FARGO BANK NA	4/22/2025	—	—	137	137
WELLS FARGO BANK NA	4/29/2025	—	—	217	217
WELLS FARGO BANK NA	4/29/2025	—	—	294	294
WELLS FARGO BANK NA	5/20/2025	—	—	104	104
WELLS FARGO BANK NA	6/3/2025	—	—	111	111
WELLS FARGO BANK NA	6/17/2025	—	—	86	86
WELLS FARGO BANK NA	7/1/2025	—	—	182	182
WELLS FARGO BANK NA	8/12/2025	—	—	141	141
WELLS FARGO BANK NA	1/6/2026	—	—	364	364
WELLS FARGO BANK NA	2/24/2026	—	—	179	179

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK NA	3/31/2026	—	—	170	170
WELLS FARGO BANK NA	5/12/2026	—	—	171	171
WELLS FARGO BANK NA	5/26/2026	—	—	164	164
TOTAL PURCHASED OPTIONS				18,916	18,916

WRITTEN OPTIONS
BNP SECURITIES SA	7/2/2024	—	—	(230)	(230)
BNP SECURITIES SA	7/9/2024	—	—	(315)	(315)
BNP SECURITIES SA	7/23/2024	—	—	(265)	(265)
BNP SECURITIES SA	7/30/2024	—	—	(264)	(264)
BNP SECURITIES SA	8/6/2024	—	—	(298)	(298)
BNP SECURITIES SA	8/13/2024	—	—	(244)	(244)
BNP SECURITIES SA	8/27/2024	—	(1)	(381)	(381)
BNP SECURITIES SA	9/10/2024	—	—	(317)	(317)
BNP SECURITIES SA	9/24/2024	—	(1)	(498)	(498)
BNP SECURITIES SA	10/8/2024	—	—	(276)	(276)
BNP SECURITIES SA	10/22/2024	—	—	(313)	(313)
BNP SECURITIES SA	10/29/2024	—	—	(332)	(332)
BNP SECURITIES SA	11/5/2024	—	—	(370)	(370)
BNP SECURITIES SA	11/12/2024	—	—	(245)	(245)
BNP SECURITIES SA	11/19/2024	—	—	(104)	(104)
BNP SECURITIES SA	11/19/2024	—	—	(233)	(233)
BNP SECURITIES SA	11/26/2024	—	—	(230)	(230)
BNP SECURITIES SA	12/3/2024	—	—	(228)	(228)
BNP SECURITIES SA	12/10/2024	—	—	(139)	(139)
BNP SECURITIES SA	12/31/2024	—	—	(194)	(194)
BNP SECURITIES SA	1/7/2025	—	—	(192)	(192)
BNP SECURITIES SA	1/21/2025	—	—	(168)	(168)
BNP SECURITIES SA	1/28/2025	—	—	(160)	(160)
BNP SECURITIES SA	2/4/2025	—	—	(206)	(206)
BNP SECURITIES SA	2/11/2025	—	—	(105)	(105)
BNP SECURITIES SA	2/25/2025	—	—	(87)	(87)
BNP SECURITIES SA	3/4/2025	—	—	(89)	(89)
BNP SECURITIES SA	3/11/2025	—	—	(113)	(113)
BNP SECURITIES SA	3/25/2025	—	—	(111)	(111)
BNP SECURITIES SA	4/15/2025	—	—	(152)	(152)
BNP SECURITIES SA	5/6/2025	—	—	(128)	(128)
BNP SECURITIES SA	5/13/2025	—	—	(78)	(78)
BNP SECURITIES SA	5/27/2025	—	—	(109)	(109)
BNP SECURITIES SA	6/10/2025	—	—	(66)	(66)
BNP SECURITIES SA	6/24/2025	—	—	(86)	(86)
BNP SECURITIES SA	7/8/2025	—	—	(148)	(148)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP SECURITIES SA	9/23/2025	—	—	(301)	(301)
BNP SECURITIES SA	10/21/2025	—	—	(378)	(378)
BNP SECURITIES SA	11/4/2025	—	—	(130)	(130)
BNP SECURITIES SA	11/18/2025	—	—	(105)	(105)
BNP SECURITIES SA	1/13/2026	—	—	(220)	(220)
BNP SECURITIES SA	1/27/2026	—	—	(103)	(103)
BNP SECURITIES SA	2/10/2026	—	—	(99)	(99)
BNP SECURITIES SA	4/7/2026	—	—	(104)	(104)
WELLS FARGO BANK NA	7/16/2024	—	—	(269)	(269)
WELLS FARGO BANK NA	8/20/2024	—	—	(349)	(349)
WELLS FARGO BANK NA	8/27/2024	—	—	(240)	(240)
WELLS FARGO BANK NA	9/3/2024	—	—	(307)	(307)
WELLS FARGO BANK NA	9/17/2024	—	—	(326)	(326)
WELLS FARGO BANK NA	10/1/2024	—	—	(420)	(420)
WELLS FARGO BANK NA	10/15/2024	—	—	(274)	(274)
WELLS FARGO BANK NA	12/17/2024	—	(1)	(295)	(295)
WELLS FARGO BANK NA	12/24/2024	—	—	(125)	(125)
WELLS FARGO BANK NA	12/24/2024	—	—	(177)	(177)
WELLS FARGO BANK NA	1/14/2025	—	—	(192)	(192)
WELLS FARGO BANK NA	2/18/2025	—	—	(103)	(103)
WELLS FARGO BANK NA	3/18/2025	—	—	(77)	(77)
WELLS FARGO BANK NA	4/1/2025	—	—	(113)	(113)
WELLS FARGO BANK NA	4/8/2025	—	—	(115)	(115)
WELLS FARGO BANK NA	4/22/2025	—	—	(100)	(100)
WELLS FARGO BANK NA	4/29/2025	—	—	(160)	(160)
WELLS FARGO BANK NA	4/29/2025	—	—	(268)	(268)
WELLS FARGO BANK NA	5/20/2025	—	—	(69)	(69)
WELLS FARGO BANK NA	6/3/2025	—	—	(76)	(76)
WELLS FARGO BANK NA	6/17/2025	—	—	(54)	(54)
WELLS FARGO BANK NA	7/1/2025	—	—	(147)	(147)
WELLS FARGO BANK NA	8/12/2025	—	—	(92)	(92)
WELLS FARGO BANK NA	1/6/2026	—	—	(233)	(233)
WELLS FARGO BANK NA	2/24/2026	—	—	(114)	(114)
WELLS FARGO BANK NA	3/31/2026	—	—	(104)	(104)
WELLS FARGO BANK NA	5/12/2026	—	—	(124)	(124)
WELLS FARGO BANK NA	5/26/2026	—	—	(116)	(116)
TOTAL WRITTEN OPTIONS				(13,953)	(13,953)

FUTURES
S&P500 EMINI FUT Sep 2024			—	(16)	(16)
TOTAL FUTURES				(16)	(16)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2024
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

TOTAL DERIVATIVES - NET	4,947	4,947

TOTAL INVESTMENTS IN CASH EQUIVALENTS, FIXED MATURITIES, SYNDICATED LOANS AND DERIVATIVES	$13,228,612	$13,131,075

NOTES
a) Cash equivalents are carried at amortized cost which approximates fair value. Fixed maturities are carried at fair value. In the absence of quoted market prices, fair values are obtained from third party pricing services, non-binding broker quotes or other model-based valuation techniques. Syndicated loans are carried at amortized cost, less allowance for loan losses. Derivatives are carried at fair value. Options are traded in over-the-counter markets using pricing models with market observable inputs. Futures are exchange-traded and valued using quoted prices in active markets. See notes to the financial statements regarding valuations.
b) For Federal income tax purposes, the cost of investments is $13.2 billion.
c) Securities written down due to impairment related to credit losses.
d) Non-income producing securities.